Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

The EAFE Choice Fund

Supplement dated August 6, 2015 to the Prospectus dated May 1, 2015

Effective immediately, the table titled “Average Annual Total Returns for Periods Ended December 31, 2014” under “The EAFE Choice Fund — Performance” on page 14 of the Prospectus is restated in its entirety as follows:

Average Annual Total Returns for Periods Ended December 31, 2014	1 Year	5 Years	Life of Fund*
Returns Before Taxes
Class 2	-4.25%	6.75%	8.03%
Returns After Taxes on Distributions
Class 2	-4.72%	5.76%	7.03%
Returns After Taxes on Distributions and Sale of Fund Shares
Class 2	-2.40%	4.85%	5.88%
Returns Before Taxes
Class 1	-4.46%	6.56%[1]	7.83%[1]
Class 3	-4.18%[2]	6.77%[2]	8.04%[2]
Class 4	-4.25%[3]	6.75%[3]	8.03%[3]
Class 5	-4.25%[4]	6.75%[4]	8.03%[4]
Comparative Indexes (reflect no deduction for fees, expenses, or taxes)
MSCI EAFE Index	-4.48%	5.80%	5.80%
FTSE Developed ex U.S. Index	-4.03%	5.66%	6.11%

*The Fund commenced operations on December 17, 2009.

1                         Performance for Class 1 shares prior to their date of inception (December 17, 2013) is derived from the historical performance of Class 2 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 1 shares.

2                         Performance for Class 3 shares prior to the date Class 3 most recently recommenced investment operations (July 7, 2014) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.

3                         Performance for Class 4 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

4                         Performance for Class 5 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.